Derivatives and Hedging Activities (Offsetting Derivatives) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross Amounts of Recognized Assets	$ 74	$ 392
Gross Amounts of Recognized (Liabilities)	(44,971)	(5,305)
Gross Amounts Offset in the Consolidated Balance Sheet	0	0
Net Amounts of Assets presented in the Consolidated Balance Sheet	(44,897)	(4,913)
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral Received	0	0
Net Amount	$ (44,897)	$ (4,913)